UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2011

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

CONTENTS

Waddell & Reed InvestEd Portfolios

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current Waddell & Reed InvestEd Portfolios prospectus along with the InvestEd Program Overview and InvestEd Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the InvestEd Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2

SEMIANNUAL REPORT

2011

PRESIDENT’S LETTER

Waddell & Reed InvestEd Portfolios
JUNE 30, 2011 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

In the six months since our last report to you, investors have witnessed a number of events that have had significant effect on the markets. Heading into the period, the fourth quarter of 2010 saw a dramatic run up in stocks with the broad indexes posting impressive gains and the U.S. economy growing at a 3.1 percent annual rate. Although the U.S. economy remained resilient during the first half of 2011, growth slowed as a number of challenges emerged.

The economy grew at a 0.4 percent annual rate during the first quarter in the face of several shocks including increasing instability in the Middle East and concerns about European sovereign debt. The massive earthquake and tsunami that struck Japan in March created significant supply chain disruptions, particularly in the automotive sector, which only now are beginning to be resolved. In the U.S., with the recovery slowing, additional uncertainty continued related to ongoing high unemployment and a sluggish housing market, financial reform and, later in the second quarter, Congressional debate about government spending tied to a need to raise the debt ceiling.

Against this difficult backdrop, the S&P 500 Index posted a 5 percent gain for the six months ended June 30, 2011, while fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, returned 2.66 percent on an annualized basis.

Numerous issues remain, including the geopolitical challenges in the Middle East, which are likely to remain unresolved for some time, and government debt and budget problems abroad and in the United
States. Nonetheless, we are optimistic that better days are ahead. Supply chain issues related to the events in Japan are improving, which means auto production should provide a significant lift to second half GDP. Interest rates are still low,
Federal Reserve and government policy is accommodative, and companies are reporting robust activity and very strong profits.

Economic Snapshot

6-30-2011

12-31-2010

S&P 500 Index

1320.64

1257.64

MSCI EAFE Index

1708.08

1658.30

Citigroup Broad Investment Grade Index (annualized yield to maturity)

2.63%

2.77%

U.S. unemployment rate

9.2%

9.4%

30-year fixed mortgage rate

4.51%

4.69%

Oil price per barrel

$95.42

$89.84

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust
and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of
Waddell & Reed InvestEd Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2011

SEMIANNUAL REPORT

3

ILLUSTRATION OF PORTFOLIO EXPENSES

Waddell & Reed InvestEd Portfolios
(UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2011.

Actual Expenses

The first section in the following table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table
provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.
Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual(1)

Hypothetical(2)

Portfolio

Beginning Account Value 12-31-10

Ending Account Value 6-30-11

Expenses Paid During Period*

Beginning Account Value 12-31-10

Ending Account Value 6-30-11

Expenses Paid During Period*

Annualized Expense Ratio Based on the Six-Month Period

InvestEd Growth Portfolio

$1,000

$1,059.20

$1.24

$1,000

$1,023.56

$1.21

0.25%

InvestEd Balanced Portfolio

$1,000

$1,043.40

$1.23

$1,000

$1,023.56

$1.21

0.25%

InvestEd Conservative Portfolio

$1,000

$1,020.90

$1.21

$1,000

$1,023.56

$1.21

0.25%

*
Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by
181 days in the six-month period ended June 30, 2011, and divided by 365.

(1)
This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with
$1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)
This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

4

SEMIANNUAL REPORT

2011

PORTFOLIO HIGHLIGHTS

Waddell & Reed InvestEd Portfolios
ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

InvestEd

Growth Portfolio – Asset Allocation

Waddell & Reed Advisors International Growth Fund, Class Y(1)

30.4%

Waddell & Reed Advisors Vanguard Fund, Class Y(1)

30.1%

Waddell & Reed Advisors New Concepts Fund, Class Y

19.8%

Waddell & Reed Advisors Small Cap Fund, Class Y

14.7%

Waddell & Reed Advisors Cash Management, Class A

5.0%

InvestEd

Balanced Portfolio – Asset Allocation

Waddell & Reed Advisors Vanguard Fund, Class Y

20.3%

Waddell & Reed Advisors Core Investment Fund, Class Y

20.3%

Waddell & Reed Advisors New Concepts Fund, Class Y

20.0%

Waddell & Reed Advisors International Growth Fund, Class Y

14.9%

Waddell & Reed Advisors Global Bond Fund, Class Y

9.8%

Waddell & Reed Advisors Bond Fund, Class Y

4.9%

Waddell & Reed Advisors Cash Management, Class A

4.9%

Waddell & Reed Advisors High Income Fund, Class Y

4.9%

InvestEd

Conservative Portfolio – Asset Allocation

Waddell & Reed Advisors Bond Fund, Class Y(1)

40.4%

Waddell & Reed Advisors Global Bond Fund, Class Y

39.7%

Waddell & Reed Advisors High Income Fund, Class Y

15.0%

Waddell & Reed Advisors Cash Management, Class A

4.9%

(1)
The percentage of investments in the underlying fund is currently not within the target allocation range disclosed in the Portfolio’s prospectus due to market movements;
this percentage is expected to change over time, and deviation from the target allocation range due to market movements is permitted by the prospectus.

2011

SEMIANNUAL REPORT

5

SCHEDULE OF INVESTMENTS

Waddell & Reed InvestEd Portfolios (in thousands)
JUNE 30, 2011 (UNAUDITED)

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS

Shares

Value

Waddell & Reed Advisors Cash Management, Class A

6,551

$
6,551

Waddell & Reed Advisors International Growth Fund, Class Y

3,900

40,137

Waddell & Reed Advisors New Concepts Fund, Class Y

2,010

26,155

Waddell & Reed Advisors Small Cap Fund, Class Y (A)

1,064

19,442

Waddell & Reed Advisors Vanguard Fund, Class Y

4,476

39,750

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%

$
132,035

(Cost: $115,086)

SHORT-TERM SECURITIES – 0.1%

Principal

Master Note

Toyota Motor Credit Corporation, 0.081%, 7–1–11 (B)

$138

$
138

(Cost: $138)

TOTAL INVESTMENT SECURITIES – 100.1%

$
132,173

(Cost: $115,224)

  LIABILITIES, NET OF CASH AND OTHER
ASSETS – (0.1%)

(140
)

NET ASSETS – 100.0%

$
132,033

Notes to Schedule of Investments

(A)
No dividends were paid during the preceding 12 months.

(B)
Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of
June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

Level 1

Level 2

Level 3

Assets

Investments in Securities

Affiliated Mutual Funds

$
132,035

$
—

$
—

Short-Term Securities

—

138

—

Total

$
132,035

$
138

$
—

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS

Shares

Value

Waddell & Reed Advisors Bond Fund, Class Y

890

$
5,581

Waddell & Reed Advisors Cash Management, Class A

5,577

5,577

Waddell & Reed Advisors Core Investment Fund, Class Y

3,511

22,855

Waddell & Reed Advisors Global Bond Fund, Class Y

2,754

11,101

Waddell & Reed Advisors High Income Fund, Class Y

773

5,546

Waddell & Reed Advisors International Growth Fund, Class Y

1,639

16,862

Waddell & Reed Advisors New Concepts Fund, Class Y

1,742

22,661

Waddell & Reed Advisors Vanguard Fund, Class Y

2,573

22,849

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%

$
113,032

(Cost: $103,946)

SHORT-TERM SECURITIES – 0.0%

Principal

Master Note

Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)

$3

$
3

(Cost: $3)

TOTAL INVESTMENT SECURITIES – 100.0%

$
113,035

(Cost: $103,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%

0

NET ASSETS – 100.0%

$
113,035

Notes to Schedule of Investments

(A)
Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of
June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

Level 1

Level 2

Level 3

Assets

Investments in Securities

Affiliated Mutual Funds

$
113,032

$
—

$
—

Short-Term Securities

—

3

—

Total

$
113,032

$
3

$
—

See Accompanying Notes to Financial
Statements.

6

SEMIANNUAL REPORT

2011

SCHEDULE OF INVESTMENTS

Waddell & Reed InvestEd Portfolios (in thousands)
JUNE 30, 2011 (UNAUDITED)

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS

Shares

Value

Waddell & Reed Advisors Bond Fund, Class Y

4,353

$
27,296

Waddell & Reed Advisors Cash Management, Class A

3,284

3,284

Waddell & Reed Advisors Global Bond Fund, Class Y

6,650

26,800

Waddell & Reed Advisors High Income Fund, Class Y

1,414

10,135

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%

$
67,515

(Cost: $67,109)

SHORT-TERM SECURITIES – 0.4%

Principal

Master Note

Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)

$284

$
284

(Cost: $284)

TOTAL INVESTMENT SECURITIES – 100.4%

$
67,799

(Cost: $67,393)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)

(277
)

NET ASSETS – 100.0%

$
67,522

Notes to Schedule of Investments

(A)
Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of
June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

Level 1

Level 2

Level 3

Assets

Investments in Securities

Affiliated Mutual Funds

$
67,515

$
—

$
—

Short-Term Securities

—

284

—

Total

$
67,515

$
284

$
—

See Accompanying Notes to Financial Statements.

2011

SEMIANNUAL REPORT

7

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed InvestEd Portfolios
AS OF JUNE 30, 2011 (UNAUDITED)

(In thousands, except per share amounts)

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

ASSETS

Investments in affiliated mutual funds at market value+

$132,035

$
113,032

$
67,515

Investments in unaffiliated securities at market value+

138

3

284

Investments at Market Value

132,173

113,035

67,799

Cash

13

12

12

Investment securities sold receivable

46

—

—

Dividends and interest receivable

—
*

4

6

Capital shares sold receivable

72

75

80

Total Assets

132,304

113,126

67,897

LIABILITIES

Investment securities purchased payable

35

18

17

Capital shares redeemed payable

233

70

357

Trustees fees payable

2

2

1

Distribution and service fees payable

1

1

—
*

Total Liabilities

271

91

375

Total Net Assets

$
132,033

$
113,035

$
67,522

NET ASSETS

Capital paid in (shares authorized – unlimited)

$111,856

$
101,097

$
66,192

Undistributed net investment income

786

248

905

Accumulated net realized gain

2,442

2,604

19

Net unrealized appreciation

16,949

9,086

406

Total Net Assets

$
132,033

$
113,035

$
67,522

CAPITAL SHARES OUTSTANDING

10,098

9,399

6,278

NET ASSET VALUE PER SHARE

$
13.07

$
12.03

$
10.76

+COST

Investments in affiliated mutual funds at cost

$115,086

$
103,946

$
67,109

Investments in unaffiliated securities at cost

138

3

284

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

8

SEMIANNUAL REPORT

2011

STATEMENTS OF OPERATIONS

Waddell & Reed InvestEd Portfolios
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

(In thousands)

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

INVESTMENT INCOME

Dividends from affiliated mutual funds

$
1

$
382

$
987

Interest and amortization from unaffiliated securities

—
*

—
*

—
*

Total Investment Income

1

382

987

EXPENSES

Distribution and service fees

161

133

81

Net Investment Income (Loss)

(160
)

249

906

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments in affiliated mutual funds

3,419

2,333

19

Net change in unrealized appreciation on investments in affiliated mutual funds

4,336

1,990

406

Net Realized and Unrealized Gain

7,755

4,323

425

Net Increase in Net Assets Resulting from Operations

$
7,595

$
4,572

$
1,331

* Not shown due to rounding.

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed InvestEd Portfolios

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

(In thousands)

Six months ended 6-30-11 (Unaudited)

Year ended 12-31-10

Six months ended 6-30-11 (Unaudited)

Year ended 12-31-10

Six months ended 6-30-11 (Unaudited)

Year ended 12-31-10

INCREASE (DECREASE) IN NET ASSETS

Operations:

Net investment income (loss)

$
(160
)

$
854

$
249

$
859

$
906

$
515

Net realized gain (loss) on investments

3,419

(626
)

2,333

876

19

4,071

Net change in unrealized appreciation (depreciation)

4,336

15,907

1,990

6,769

406

(2,687
)

Net Increase in Net Assets Resulting from Operations

7,595

16,135

4,572

8,504

1,331

1,899

Distributions to Shareholders From:

Net investment income

—

(204
)

—

(1,111
)

—

(518
)

Net realized gains

—

(1,167
)

—

(935
)

—

(4,047
)

Total Distributions to Shareholders

—

(1,371
)

—

(2,046
)

—

(4,565
)

Capital Share Transactions

(4,326
)

(4,596
)

4,726

8,592

2,753

7,885

Net Increase in Net Assets

3,269

10,168

9,298

15,050

4,084

5,219

Net Assets, Beginning of Period

128,764

118,596

103,737

88,687

63,438

58,219

Net Assets, End of Period

$
132,033

$
128,764

$
113,035

$
103,737

$
67,522

$
63,438

Undistributed (distributions in excess of) net investment income

$
786

$
946

$
248

$
(1
)

$
905

$
(1
)

See Accompanying Notes to Financial Statements.

2011

SEMIANNUAL REPORT

9

FINANCIAL HIGHLIGHTS

Waddell & Reed InvestEd Portfolios
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period

Net Investment Income (Loss)

Net Realized and Unrealized Gain (Loss) on Investments

Total from Investment Operations

Distributions From Net Investment Income

Distributions From Net Realized Gains

Total Distributions

InvestEd Growth Portfolio

Six-month period ended 6-30-2011 (unaudited)

$
12.34

$
(0.02
)(2)

$
0.75

$
0.73

$
—

$
—

$
—

Year ended 12-31-2010

10.93

0.08

1.46

1.54

(0.02
)

(0.11
)

(0.13
)

Year ended 12-31-2009

9.05

0.19

2.07

2.26

(0.19
)

(0.19
)

(0.38
)

Year ended 12-31-2008

13.63

0.22

(3.75
)

(3.53
)

(0.24
)

(0.81
)

(1.05
)

Year ended 12-31-2007

13.92

0.21

1.48

1.69

(0.27
)

(1.71
)

(1.98
)

Year ended 12-31-2006

12.92

0.17

1.42

1.59

(0.20
)

(0.39
)

(0.59
)

InvestEd Balanced Portfolio

Six-month period ended 6-30-2011 (unaudited)

11.53

0.03
(2)

0.47

0.50

—

—

—

Year ended 12-31-2010

10.77

0.09

0.90

0.99

(0.12
)

(0.11
)

(0.23
)

Year ended 12-31-2009

9.45

0.21

1.33

1.54

(0.21
)

(0.01
)

(0.22
)

Year ended 12-31-2008

12.49

0.25

(2.57
)

(2.32
)

(0.26
)

(0.46
)

(0.72
)

Year ended 12-31-2007

12.71

0.28

1.08

1.36

(0.32
)

(1.26
)

(1.58
)

Year ended 12-31-2006

11.95

0.24

1.08

1.32

(0.25
)

(0.31
)

(0.56
)

InvestEd Conservative Portfolio

Six-month period ended 6-30-2011 (unaudited)

10.54

0.15
(2)

0.07

0.22

—

—

—

Year ended 12-31-2010

10.98

0.09

0.27

0.36

(0.09
)

(0.71
)

(0.80
)

Year ended 12-31-2009

10.43

0.14

0.55

0.69

(0.14
)

—

(0.14
)

Year ended 12-31-2008

10.52

0.19

(0.03
)

0.16

(0.19
)

(0.06
)

(0.25
)

Year ended 12-31-2007

10.66

0.36

0.29

0.65

(0.37
)

(0.42
)

(0.79
)

Year ended 12-31-2006

10.44

0.32

0.32

0.64

(0.33
)

(0.09
)

(0.42
)

(1)
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)
Based on average weekly shares outstanding.

(3)
Annualized.

10

SEMIANNUAL REPORT

2011

Net Asset Value, End of Period

Total Return(1)

Net Assets, End of Period (in millions)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to Average Net Assets

Portfolio Turnover Rate

InvestEd Growth Portfolio

Six-month period ended 6-30-2011 (unaudited)

$
13.07

5.92
%

$
132

0.25
%(3)

-0.25
%(3)

31
%

Year ended 12-31-2010

12.34

14.13

129

0.25

0.71

61

Year ended 12-31-2009

10.93

24.96

119

0.25

1.83

24

Year ended 12-31-2008

9.05

-25.87

103

0.25

1.73

18

Year ended 12-31-2007

13.63

12.41

146

0.25

1.34

29

Year ended 12-31-2006

13.92

12.33

130

0.25

1.30

5

InvestEd Balanced Portfolio

Six-month period ended 6-30-2011 (unaudited)

12.03

4.34

113

0.25
(3)

0.46
(3)

63

Year ended 12-31-2010

11.53

9.23

104

0.25

0.91

77

Year ended 12-31-2009

10.77

16.31

89

0.25

2.19

28

Year ended 12-31-2008

9.45

-18.50

76

0.25

2.11

33

Year ended 12-31-2007

12.49

10.84

97

0.25

2.06

17

Year ended 12-31-2006

12.71

11.08

87

0.25

1.99

11

InvestEd Conservative Portfolio

Six-month period ended 6-30-2011 (unaudited)

10.76

2.09

68

0.25
(3)

2.80
(3)

98

Year ended 12-31-2010

10.54

3.31

63

0.25

0.83

107

Year ended 12-31-2009

10.98

6.62

58

0.25

1.37

103

Year ended 12-31-2008

10.43

1.56

50

0.25

1.94

47

Year ended 12-31-2007

10.52

6.15

41

0.25

3.65

30

Year ended 12-31-2006

10.66

6.12

31

0.25

3.21

56

See Accompanying Notes to Financial Statements.

2011

SEMIANNUAL REPORT

11

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed InvestEd Portfolios
JUNE 30, 2011 (UNAUDITED)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Waddell & Reed InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family
College Savings Program Trust Fund (Trust Fund). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. Waddell &
Reed InvestEd Growth Portfolio, Waddell & Reed InvestEd Balanced Portfolio and Waddell & Reed InvestEd Conservative Portfolio (each, a Portfolio) are series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona
Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd
Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Investments Valuation. Investments in affiliated mutual funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

There were no Level 3 securities owned during the period ended June 30, 2011. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Repurchase
Agreements. Each Portfolio may purchase securities subject to repurchase agreements, which are instruments under which the Portfolio purchases a security, and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax.
Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended June 30, 2011, management believes that under this standard no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2006.

12

SEMIANNUAL REPORT

2011

Dividends and
Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnifications. The Trust’s organizational documents provide current and former
Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain of the
underlying funds may have a concentration of risk, which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

New Accounting Pronouncements. In April 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic
860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Portfolios’ financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the
Portfolios’ financial statements.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through the date this report was issued.

2.

INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands)

Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of
1940, each Portfolio pays a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts. All other Portfolio expenses are borne by Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of W&R.

WRIMCO serves as each Portfolio’s investment advisor. The Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds. Each Portfolio pays advisory fees to WRIMCO indirectly, as shareholders in the underlying funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the underlying funds.

As principal underwriter for each Portfolio’s shares, W&R receives sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder’s redemption amount and paid to W&R. During the period ended June 30, 2011, W&R received the following amounts in sales commissions and CDSCs:

Gross Sales Commissions

CDSC

Commissions Paid(1)

InvestEd Growth Portfolio

$
328

$
—

$
223

InvestEd Balanced Portfolio

193

—
*

131

InvestEd Conservative Portfolio

59

—
*

39

*
Not shown due to rounding.

(1)
With respect to each Portfolio’s shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan’s shares, except for registration fees and related expenses.

2011

SEMIANNUAL REPORT

13

3.

INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

For the period ended June 30, 2011, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

Purchases

Sales

InvestEd Growth Portfolio

$
40,848

$
45,337

InvestEd Balanced Portfolio

73,868

68,906

InvestEd Conservative Portfolio

67,601

63,923

4.

FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Portfolio

Cost of Investments

Gross Appreciation

Gross Depreciation

Net Unrealized Appreciation

InvestEd Growth Portfolio

$
115,234

$
16,939

$
—

$
16,939

InvestEd Balanced Portfolio

103,952

9,187

104

9,083

InvestEd Conservative Portfolio

67,393

531

125

406

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended
December 31, 2010 and the post-October activity updated with information available through the date of this report were as follows:

Portfolio

Distributed Ordinary Income

Undistributed Ordinary Income

Distributed Long-Term Capital Gains

Undistributed Long-Term Capital Gains

Tax Return of Capital

Post-October Losses Deferred

InvestEd Growth Portfolio

$
477

$
954

$
894

$
—

$
—

$
—

InvestEd Balanced Portfolio

1,602

5

445

269

—

—

InvestEd Conservative Portfolio

2,359

—
*

2,206

—

—

—

* Not shown due to rounding.

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized.

Portfolio

2011

2012

2013

2014

2015

2016

2017

2018

InvestEd Growth Portfolio

$
—

$
—

$
—

$
—

$
—

$
—

$
—

$
968

5.

CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

Six months ended 6-30-11

Year ended 12-31-10

Six months ended 6-30-11

Year ended 12-31-10

Shares

Value

Shares

Value

Shares

Value

Shares

Value

Shares issued from sale of shares

857

$
10,880

1,718

$
19,479

1,350

$
15,869

2,359

$
26,178

Shares issued in reinvestment of distributions to shareholders

—

—

111

1,370

—

—

178

2,046

Shares redeemed

(1,197
)

(15,206
)

(2,241
)

(25,445
)

(948
)

(11,143
)

(1,772
)

(19,632
)

Net increase (decrease)

(340
)

$
(4,326
)

(412
)

$
(4,596
)

402

$
4,726

765

$
8,592

InvestEd Conservative Portfolio

Six months ended 6-30-11

Year ended 12-31-10

Shares

Value

Shares

Value

Shares issued from sale of shares

944

$
10,061

1,659

$
18,725

Shares issued in reinvestment of distributions to shareholders

—

—

433

4,565

Shares redeemed

(687
)

(7,308
)

(1,373
)

(15,405
)

Net increase

257

$
2,753

719

$
7,885

14

SEMIANNUAL REPORT

2011

6.

AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2011 follows:

12-31-10 Share Balance

Purchases at Cost

Sales at Cost

Realized Gain/ (Loss)(1)

Distributions Received

6-30-11 Share Balance

6-30-11 Market Value

InvestEd Growth Portfolio

Waddell & Reed Advisors Cash Management, Class A

39,617

$
733

$
33,800

$
—

$
1

6,551

$
6,551

Waddell & Reed Advisors International Growth Fund, Class Y

4,153

1,665

2,638

1,527

—

3,900

40,137

Waddell & Reed Advisors New Concepts Fund, Class Y

1,202

12,343

1,757

510

—

2,010

26,155

  Waddell & Reed Advisors Small Cap Fund, Class
Y(2)

880

5,446

1,531

844

—

1,064

19,442

Waddell & Reed Advisors Vanguard Fund, Class Y

2,442

20,661

2,192

538

—

4,476

39,750

$
3,419

$
1

$
132,035

12-31-10 Share Balance

Purchases at Cost

Sales at Cost

Realized Gain/ (Loss)(1)

Distributions Received

6-30-11 Share Balance

6-30-11 Market Value

InvestEd Balanced Portfolio

Waddell & Reed Advisors Bond Fund, Class Y

—

$
5,731

$
261

$
4

$
69

890

$
5,581

Waddell & Reed Advisors Cash Management, Class A

57,619

6,736

58,778

—

2

5,577

5,577

Waddell & Reed Advisors Core Investment Fund, Class Y

—

22,877

577

9

52

3,511

22,855

Waddell & Reed Advisors Global Bond Fund, Class Y

—

11,274

132

—
*

88

2,754

11,101

Waddell & Reed Advisors High Income Fund, Class Y

—

5,822

215

1

171

773

5,546

Waddell & Reed Advisors International Growth Fund, Class Y

1,752

1,147

1,582

685

—

1,639

16,862

Waddell & Reed Advisors New Concepts Fund, Class Y

1,013

10,179

828

256

—

1,742

22,661

Waddell & Reed Advisors Vanguard Fund, Class Y

2,060

10,102

4,200

1,378

—

2,573

22,849

$
2,333

$
382

$
113,032

12-31-10 Share Balance

Purchases at Cost

Sales at Cost

Realized Gain/ (Loss)(1)

Distributions Received

6-30-11 Share Balance

6-30-11 Market Value

InvestEd Conservative Portfolio

Waddell & Reed Advisors Bond Fund, Class Y

—

$
27,912

$
1,148

$
14

$
329

4,353

$
27,296

Waddell & Reed Advisors Cash Management, Class A

63,412

1,067

61,196

—

2

3,284

3,284

Waddell & Reed Advisors Global Bond Fund, Class Y

—

27,944

1,134

4

348

6,650

26,800

Waddell & Reed Advisors High Income Fund, Class Y

—

10,678

426

1

308

1,414

10,135

$
19

$
987

$
67,515

*
Not shown due to rounding.

(1)
Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)
No dividends were paid during the preceding 12 months.

7.

REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney
General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds’ Boards of Directors (now Trustees) and shareholders regarding the market timing activity and Waddell & Reed’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG
(NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the Ivy Funds Variable Insurance Portfolios (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an

2011

SEMIANNUAL REPORT

15

independent fee consultant to be retained by the Funds to review and consult regarding the Funds’ investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds’ Boards of Directors (now Trustees) and appoint an independent compliance consultant responsible for monitoring the Funds’ and WRIMCO’s compliance with applicable laws.

The consent
order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, required Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Directors (now Trustees).
The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at
www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

16

SEMIANNUAL REPORT

2011

PROXY VOTING INFORMATION

Waddell & Reed InvestEd Portfolios

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the InvestEd Portfolios and the
underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the
SEC’s website at www.sec.gov.

2011

SEMIANNUAL REPORT

17

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed InvestEd Portfolios

Portfolio holdings can be found on the Trust’s website at
www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•

On the SEC’s website at www.sec.gov.

•

  For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

18

SEMIANNUAL REPORT

2011

Waddell & Reed InvestEd Portfolios

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the Waddell & Reed InvestEd Portfolios’ prospectus, the InvestEd Plan Program Overview and the InvestEd Plan Account Application, an additional copy of which can be obtained from your financial advisor.
Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor’s or designated beneficiary’s home state offers any state tax or other benefits that are only available for investments in such state’s 529 college savings plan.

2011

SEMIANNUAL REPORT

19

SEMIANN-INVESTED (6-11)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES
AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY
VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the registrant’s second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED INVESTED PORTFOLIOS

(Registrant)

By:

/s/ Mara D. Herrington

Mara D. Herrington, Vice President and Secretary

Date: September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Henry J. Herrmann

Henry J. Herrmann, Principal Executive Officer

Date: September 1, 2011

By:

/s/ Joseph W. Kauten

Joseph W. Kauten, Principal Financial Officer

Date: September 1, 2011